CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Total Revenue	$ 261,680	$ 434,548	$ 625,143	$ 745,157
Cost of Revenue	208,583	313,157	500,846	651,229
Gross Profit (Loss)	53,097	121,391	124,297	93,928
Operating Expenses:
Selling expense	446	1,949	958	17,019
Compensation - officers	34,000	34,000	73,100	68,000
Research and development	47,222	61,797	110,372	132,193
Professional fees	293,603	394,031	671,150	827,570
General and administrative	341,361	289,517	651,445	679,330
Total Operating Expenses	716,632	781,294	1,507,025	1,724,112
Loss from Operations	(663,535)	(659,903)	(1,382,728)	(1,630,184)
Other Income (Expense):
Interest income (expense), net	(15,223)	(1,240)	(22,756)	35
Interest (expense) - related party	0	0	0	(81)
Other income	198,613	33,476	242,823	80,257
Total other income	183,390	32,236	220,067	80,211
Loss before income taxes	(480,145)	(627,667)	(1,162,661)	(1,549,973)
Income tax expense	0	0	0	0
Net Loss	$ (480,145)	$ (627,667)	$ (1,162,661)	$ (1,549,973)
Weight Average Number of Common Shares Outstanding: Basic and Diluted	40,959,741	40,959,741	40,959,741	40,959,741
Net Loss per common share: Basic and Diluted	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.04)
Revenue [Member]
Total Revenue	$ 256,730	$ 427,953	$ 610,002	$ 723,890
Revenue Related Party [Member]
Total Revenue	$ 4,950	$ 6,595	$ 15,141	$ 21,267